BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2023
EliteCRM [Member]
Business Acquisition [Line Items]
SUMMARY OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES

Purchase consideration:	RMB
cash	180,000

Recognized amounts of identifiable assets acquired and liabilities assumed:	March 22,2021
Cash	3,986
Accounts receivable	6,455
Prepaid expenses and other current assets	765
Property and equipment, net	4,944
Intangible assets
Trademark	4,632
Non-compete arrangements	85
Customer relationship	15,000
Technology	4,588
Accounts payable	(5,215)
Contract liabilities	(568)
Accrued expenses and other current liabilities	(8)
Deferred income tax liability	(1,665)
Total identifiable assets acquired and liabilities assumed	32,999
Goodwill	147,001

Beijing Kunlunjiexin technology Co., LTD [Member]
Business Acquisition [Line Items]
SUMMARY OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES

Purchase consideration:	RMB
cash	23,100

Recognized amounts of identifiable assets acquired and liabilities assumed:	August 31,2021
Cash	31
Accounts receivable	936
Prepaid expenses and other current assets	15,578
Property and equipment, net	16
Intangible assets
Technology	147
Deferred income tax assets	1,327
Accounts payable	(9,050)
Contract liabilities	(624)
Accrued expenses and other current liabilities	(1,690)
Total identifiable assets acquired and liabilities assumed	6,671
Fair value of non-redeemable non-controlling interests in Kunlunjiexin	(2,793)
Goodwill	19,222

Zhuge Inc [Member]
Business Acquisition [Line Items]
SUMMARY OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES

Purchase consideration:	RMB
cash	93,511
Fair value of 30,463 ordinary shares	300
93,811

Recognized amounts of identifiable assets acquired and liabilities assumed:	December 31, 2021
Cash	6,551
Accounts receivable	815
Prepaid expenses and other current assets	635
Property and equipment, net	19
Intangible assets
Trademark	2,840
Non-compete arrangements	720
Order backlogs	8,560
Customer relationship	-
Technology	6,400
Short-term loan	(5,500)
Accounts payable	(1,220)
Contract liabilities	(4,129)
Accrued expenses and other current liabilities	(12,780)
Deferred income tax liability	(4,630)
Long-term borrowings	(9,144)
Total identifiable assets acquired and liabilities assumed	(10,863)
Goodwill	104,674

Molun SCRM [Member]
Business Acquisition [Line Items]
SUMMARY OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES

Purchase consideration:	RMB
cash	31,800

Recognized amounts of identifiable assets acquired and liabilities assumed:	March, 2022
Prepaid expenses and other current assets	150
Intangible assets
Order backlogs	100
Trademark	1,000
Technology	3,730
Contract liabilities	(12,002)
Deferred income tax liability	(1,207)
Total identifiable assets acquired and liabilities assumed	(8,229)
Goodwill	40,029